SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Share based payments	$ 2,767,185
Total	4,069,190	598,229
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Wages and salary	226,849	122,036
Research and development [member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)	61,362
Intangible asset software [member]
IfrsStatementLineItems [Line Items]
Wages and salary		93,278
Professional fees [member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)	82,025	96,200
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Wages and salary	$ 931,769	$ 286,715